Pensions and Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Pensions And Other Post Employment Benefits [Abstract]
Summary of Defined Benefit and OPEB Plan Obligation and Funded Status
A) Defined Benefit and OPEB Plan Obligation and Funded Status
Information related to defined benefit pension and OPEB plans, based on actuarial estimations, is:

	Pension Benefits		OPEB
	2021	2020	2021	2020
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	188	158	20	22
Plan Acquisition Upon the Arrangement (1)	41	—	224	—
Current Service Costs	16	13	9	1
Past Service Costs - Curtailment and Plan Amendments	(1)	—	(3)	—
Interest Costs (2)	6	5	6	—
Benefits Paid	(17)	(6)	(8)	(2)
Plan Participant Contributions	2	2	—	—
Re-measurements:
(Gains) Losses From Experience Adjustments	4	1	10	(2)
(Gains) Losses From Changes in Demographic Assumptions	(1)	—	(3)	—
(Gains) Losses From Changes in Financial Assumptions	(18)	15	(30)	1
Defined Benefit Obligation, End of Year	220	188	225	20

Plan Assets
Fair Value of Plan Assets, Beginning of Year	117	107	—	—
Plan Acquisition Upon the Arrangement (1)	32	—	—	—
Employer Contributions	9	6	3	—
Plan Participant Contributions	2	2	—	—
Benefits Paid	(13)	(5)	(3)	—
Interest Income (2)	3	2	—	—
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	9	5	—	—
Fair Value of Plan Assets, End of Year	159	117	—	—

Pension and OPEB (Liability) (3)	(61)	(71)	(225)	(20)
(1)The Company acquired Husky's defined benefit pension and other post-retirement benefit obligations in connection with the Arrangement. See Note 5A.
(2)Based on the discount rate of the defined benefit obligation at the beginning of the year.
(3)Liabilities for the DB Pension Plan and OPEB plans are included in other liabilities on the Consolidated Balance Sheets.

Summary of Pension and OPEB Costs
B) Pension and OPEB Costs

	Pension Benefits			OPEB
As at December 31,	2021	2020	2019	2021	2020	2019
Defined Benefit Plan Cost
Current Service Costs	16	13	11	9	1	1
Past Service Costs - Curtailments and Plan Amendments	(1)	—	—	(3)	—	—
Net Interest Costs	3	3	3	6	—	1
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(9)	(5)	(15)	—	—	—
(Gains) Losses From Experience Adjustments	4	1	(4)	10	(2)	—
(Gains) Losses From Changes in Demographic Assumptions	(1)	—	—	(3)	—	—
(Gains) Losses From Changes in Financial Assumptions	(18)	15	12	(30)	1	1
Defined Benefit Plan Cost (Recovery)	(6)	27	7	(11)	—	3
Defined Contribution Plan Cost	68	22	21	—	—	—
Total Plan Cost	62	49	28	(11)	—	3

Summary of Fair Value of the Plan Assets

2021 Target Allocation (percent)	Canadian Plan	U.S. Plan
Equity Funds	25% - 70%	21% - 51%
Income Funds	25% - 35%	55% - 74%
Real Estate Funds	—% - 15%	—
Listed Infrastructure Funds	—% - 10%	—
Emerging Market Debt Funds	—% - 10%	—
Cash and Cash Equivalents	—% - 10%	—
The fair value of the DB Pension Plan assets is:

As at December 31,	2021	2020
Equity Funds	77	58
Fixed Income Funds	54	35
Real Estate Funds	9	6
Listed Infrastructure Funds	8	8
Emerging Market Debt Funds	8	7
Cash and Cash Equivalents	2	2
Non-Invested Assets	1	1
Total Fair Value of DB Pension Plan Assets (1)	159	117
(1)     The Company acquired Husky’s U.S. defined benefit pension obligations in connection with the Arrangement (see Note 5A). The U.S. defined benefit pension plan assets were valued at $32 million on January 1, 2021.
Fair value of the cash and cash equivalents, equity, income and listed infrastructure assets are based on the trading price of the underlying funds (Level 1). The fair value of the real estate funds reflects the appraisal valuation for each property investment (Level 2). The fair value of the non-invested assets is the discounted value of the expected future payments (Level 3).The DB Pension Plan does not hold any direct investment in Cenovus common shares.
Summary of principal weighted average actuarial assumptions used to determine benefit obligations and expenses
The principal weighted average actuarial assumptions used to determine benefit obligations and expenses are as follows:

	Pension Benefits			OPEB
For the years ended December 31,	2021	2020	2019	2021	2020	2019
Discount Rate	2.95%	2.50%	3.00%	2.98%	2.50%	3.00%
Future Salary Growth Rate	4.03%	3.97%	3.94%	4.94%	4.94%	5.08%
Average Longevity (years)	88.3	88.3	88.2	88.3	88.2	88.2
Health Care Cost Trend Rate	N/A	N/A	N/A	5.64%	6.00%	6.00%

Sensitivity of defined benefit and OPEB obligation to changes in relevant actuarial assumptions

	2021		2020
As at December 31,	Increase	Decrease	Increase	Decrease
One Percent Change:
Discount Rate	(79)	102	(31)	40
Future Salary Growth Rate	4	(4)	4	(4)
Health Care Cost Trend Rate	26	(20)	1	(1)
One Year Change in Assumed Life Expectancy	4	(4)	4	(4)